Cost of revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Employee salaries and benefits	$ 4,117	$ 3,167	$ 8,276	$ 5,952
Web hosting fees	1,203	832	2,260	1,543
Third party service fees	1,425	1,040	2,598	1,195
Other	234	113	397	326
Cost of revenue	$ 6,979	$ 5,152	$ 13,531	$ 9,016